Goodwill - Schedule of Changes in Carrying Amount of Goodwill (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Goodwill And Intangible Assets Disclosure [Abstract]
Balance as of January 1	¥ 100,231,487	$ 15,728,507	¥ 100,078,236
Acquisitions	20,588,461	3,230,779	153,251
Balance as of December 31	¥ 120,819,948	$ 18,959,286	¥ 100,231,487